Derivatives and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Aggregate Notional Amounts and Fair Values Of Freestanding Derivative Instruments
The following table presents a summary of the aggregate notional amounts and fair values of the Company’s freestanding derivative instruments reported on the Balance Sheets as of December 31:

	2017			2016
		Gross Fair Value			Gross Fair Value
	Notional (1)	Assets	Liabilities	Notional (1)	Assets	Liabilities
Futures	$251,599	$—	—	165,112	—	—
OTC options	1,524,075	46,100	(20,943)	1,480,324	27,147	(14,073)
IRS	273,000	5,262	(162)	502,000	5,846	(1,343)
TRS	11,000	—	—	23,000	—	—
Total freestanding derivative instruments		$51,362	(21,105)		32,993	(15,416)

(1) Notional amounts are presented on a gross basis.

Fair Values of Embedded Derivative Instruments And Gains or Losses Recognized In Income
The following table presents a summary of the fair values of the Company’s embedded derivative instruments reported on the Balance Sheets as of December 31:

	2017	2016
GMWB	$(127,945)	(144,631)
GMAB	(10,518)	(16,594)
MVLO	(16,707)	(15,896)
Total embedded derivative instruments	$(155,170)	(177,121)
The following table presents the gains or losses recognized in income on the various nonqualifying freestanding derivative instruments and embedded derivatives:

		Amount of gain (loss) on derivatives recognized for the years ended December 31,
	Location in the Statements of Operations	2017	2016	2015
GMWB	Change in fair value of annuity and life embedded derivatives	$16,686	2,659	(54,413)
GMAB	Change in fair value of annuity and life embedded derivatives	6,062	8,844	(11,755)
MVLO	Change in fair value of annuity and life embedded derivatives	(1,639)	1,688	5,292
	Total change in fair value of annuity and life embedded derivatives	21,109	13,191	(60,876)
Futures	Change in fair value of assets and liabilities	(32,763)	(32,111)	(11,861)
OTC options	Change in fair value of assets and liabilities	10,706	(4,497)	692
IRS	Change in fair value of assets and liabilities	10,133	5,690	23,296
TRS	Change in fair value of assets and liabilities	(28)	1,105	—
	Total change in fair value of assets and liabilities	(11,952)	(29,813)	12,127
MVLO	Premiums and policy fees, net	788	745	534
MVLO	Policyholder benefits, net of recoveries	40	196	127
	Total derivative gain (loss), net	$9,985	(15,681)	(48,088)

Derivative Assets Subject to Master Netting Arrangement
The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2017
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral (received) / pledged	Net amounts
Derivative assets	$51,362	—	51,362	(21,105)	(28,732)	1,525
Derivative liabilities	(21,105)	—	(21,105)	21,105	—	—
Net derivatives	$30,257	—	30,257	—	(28,732)	1,525

	December 31, 2016
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral (received) / pledged	Net amounts
Derivative assets	$32,993	—	32,993	(15,416)	(10,674)	6,903
Derivative liabilities	(15,416)	—	(15,416)	15,416	—	—
Net derivatives	$17,577	—	17,577	—	(10,674)	6,903

(1) Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheet.

Derivative Liabilities Subject to Master Netting Arrangement
The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2017
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral (received) / pledged	Net amounts
Derivative assets	$51,362	—	51,362	(21,105)	(28,732)	1,525
Derivative liabilities	(21,105)	—	(21,105)	21,105	—	—
Net derivatives	$30,257	—	30,257	—	(28,732)	1,525

	December 31, 2016
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral (received) / pledged	Net amounts
Derivative assets	$32,993	—	32,993	(15,416)	(10,674)	6,903
Derivative liabilities	(15,416)	—	(15,416)	15,416	—	—
Net derivatives	$17,577	—	17,577	—	(10,674)	6,903

(1) Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheet.